Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 96,929	$ 85,444
Investments	125,641	67,913
Trade receivables, net	89,772	73,872
Unbilled revenue	57,983	66,752
Funds held for clients	15,833	7,063
Derivative assets	13,198	13,394
Contract assets	7,479	4,190
Prepayments and other current assets	21,999	16,783
Total current assets	428,834	335,411
Non-current assets:
Goodwill	121,304	130,811
Intangible assets	70,100	80,188
Property and equipment	56,984	60,998
Right-of-use assets	159,098
Derivative assets	2,095	5,687
Deferred tax assets	28,942	23,772
Investments	80,135	82,487
Contract assets	28,885	22,037
Other non-current assets	35,952	44,239
Total non-current assets	583,495	450,219
TOTAL ASSETS	1,012,329	785,630
Current liabilities:
Trade payables	29,333	17,831
Provisions and accrued expenses	28,983	27,619
Derivative liabilities	9,575	2,096
Pension and other employee obligations	76,857	68,121
Current portion of long-term debt	16,674	27,969
Contract liabilities	10,281	5,427
Current taxes payable	3,312	2,603
Lease liabilities	23,431
Other liabilities	7,393	10,294
Total current liabilities	205,839	161,960
Non-current liabilities:
Derivative liabilities	3,880	307
Pension and other employee obligations	12,999	11,248
Long term debt	16,748	33,422
Contract liabilities	20,073	6,609
Lease liabilities	155,461
Other non-current liabilities	164	8,959
Deferred tax liabilities	10,055	10,706
Total non-current liabilities	219,380	71,251
TOTAL LIABILITIES	425,219	233,211
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 49,733,640 shares and 51,153,220 shares each as at March 31, 2020 and March 31, 2019, respectively)	7,874	8,056
Share premium	187,268	269,529
Retained earnings	586,340	478,145
Other components of equity	(194,372)	(146,894)
Total shareholder's equity, including shares held in treasury	587,110	608,836
Less: Nil shares as at March 31, 2020 and 1,101,300 shares as at March 31, 2019, held in treasury, at cost		(56,417)
Total shareholders' equity	587,110	552,419
TOTAL LIABILITIES AND EQUITY	$ 1,012,329	$ 785,630